Note 7 - Balance Sheet Disclosure - Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Statement Line Items [Line Items]
Trade payables	€ 5,842	€ 6,866
Other payables	5,815	1,001
Contract liabilities	42	0		€ 0
Total	€ 11,699	€ 7,867	[1]

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.